Property Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	$ 13,753	$ 13,159
Additions during the year	2,414	665
Gross carrying amount Exchange differences	3	62
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	16,170	13,886
[Depreciation and impairment Balance at beginning]	(3,856)	(2,763)
Depreciation and impairment Additions	(1,033)	(1,189)
Depreciation and impairment Exchange differences	46	45
[Depreciation and impairment Balance at ending]	(4,843)	(3,907)
Property, plant and equipment (note 9)	11,327	9,979
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending		13,753
Land And Buildings [Member]
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	7,700	7,700
Additions during the year	0	0
Gross carrying amount Exchange differences	0	0
[Depreciation and impairment Balance at beginning]	(793)	(419)
Depreciation and impairment Additions	(281)	(374)
Depreciation and impairment Exchange differences	0	0
[Depreciation and impairment Balance at ending]	(1,074)	793
Property, plant and equipment (note 9)	6,626	6,907
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	7,700	7,700
Right of use Asset [Member]
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	3,202	3,197
Additions during the year	0	0
Gross carrying amount Exchange differences	(24)	6
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	3,178	3,203
[Depreciation and impairment Balance at beginning]	(1,583)	(1,127)
Depreciation and impairment Additions	(338)	(454)
Depreciation and impairment Exchange differences	11	(3)
[Depreciation and impairment Balance at ending]	(1,910)	(1,584)
Property, plant and equipment (note 9)	1,268	1,619
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending		3,202
Leasehold Improvements [Member]
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	76	76
Additions during the year	261	0
Gross carrying amount Exchange differences	0	0
[Depreciation and impairment Balance at beginning]	(48)	(33)
Depreciation and impairment Additions	(17)	(15)
Depreciation and impairment Exchange differences	0	0
[Depreciation and impairment Balance at ending]	(65)	(48)
Property, plant and equipment (note 9)	272	28
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	337	76
Production Equipment [Member]
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	1,808	1,712
Additions during the year	880	94
Gross carrying amount Exchange differences	(13)	3
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	2,675	1,809
[Depreciation and impairment Balance at beginning]	(1,193)	(970)
Depreciation and impairment Additions	(215)	(221)
Depreciation and impairment Exchange differences	9	(3)
[Depreciation and impairment Balance at ending]	(1,399)	(1,194)
Property, plant and equipment (note 9)	1,276	615
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending		1,808
Office Furniture And Equipment [Member]
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	105	73
Additions during the year	10	31
Gross carrying amount Exchange differences	0	1
[Depreciation and impairment Balance at beginning]	(71)	(60)
Depreciation and impairment Additions	(17)	(11)
Depreciation and impairment Exchange differences		(1)
[Depreciation and impairment Balance at ending]	(88)	(72)
Property, plant and equipment (note 9)	27	33
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	115	105
Capital Work In Progress [Member]
Statement [Line Items]
Additions during the year	670
Property, plant and equipment (note 9)	670
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	670
Battery Technology [Member]
Statement [Line Items]
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance beginning	862	401
Additions during the year	593	540
Gross carrying amount Exchange differences	40	52
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending	1,495	993
[Depreciation and impairment Balance at beginning]	(168)	(154)
Depreciation and impairment Additions	(165)	(114)
Depreciation and impairment Exchange differences	26	52
[Depreciation and impairment Balance at ending]	(307)	(216)
Property, plant and equipment (note 9)	$ 1,188	777
[Property, plant and equipment, gross carrying amount of fully depreciated assets still in use] Balance ending		$ 862